Other taxes receivable & Other taxes payable	6 Months Ended
Jun. 30, 2024
Other taxes payable & Other taxes receivable
Other taxes receivable & Other taxes payable
18 Other taxes receivable & Other taxes payable
Other taxes receivable are comprised of the following:

	As of
In thousands of USD	December 31, 2023	June 30, 2024
Value added taxes	8,785	8,450
Other taxes receivable	79	11
Other taxes receivable	8,864	8,461
Current	4,143	4,354
Non-Current	4,721	4,107
Other taxes payable are comprised of the following:

	As of
In thousands of USD	December 31, 2023	June 30, 2024
Value added taxes	10,106	9,519
Withholding Tax	11,840	11,921
Other taxes payable	1,980	506
Other taxes payable	23,926	21,946
Current	23,452	21,084
Non-Current	474	862